Income Tax (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Increase in valuation allowance	$ 4,549,855
Operating loss carryforwards	7,198,497
Capital loss carryforwards	6,003,699
Uncertain tax positions	0
Accrued interest or penalties related to uncertain tax positions	0
Income Tax Jurisdiction, Domestic Federal [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	3,224,739
Income Tax Jurisdiction, Domestic State and Local [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	$ 5,939,808